Earnings Per Share (Details Narrative) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
(Loss)/Earnings per share (cents)
Shares not included in diluted earnings per share	1,025,000	1,370,625	602,500
Convertible note shares not included in diluted earnings per share	12,399,780